Capital Management and Risk Policies - Schedule of Changes in Gross Carrying Amount of Specific Segment Portfolio (Detail) - Gross Carrying amount - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount, Beginning Balance	$ 2,498,447,168	$ 3,134,863,924
Financial instruments arising from business combinations	1,081,078,786
Financial assets derecognized during the period other than write-offs	(239,354,159)	(307,819,530)
New financial assets originated or purchased	2,008,705,966	1,028,527,370
FX and other movements	1,916,960,717	764,281,666
Inflation Effect	(1,351,123,288)	(2,121,406,262)
Write-offs	(87,262,377)
Gross carrying amount, Ending Balance	5,827,452,813	2,498,447,168
Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount, Beginning Balance	1,605,748,069	2,273,037,895
Financial assets derecognized during the period other than write-offs	(532,729,473)	(464,467,672)
New financial assets originated or purchased	2,296,468,936	1,223,695,518
FX and other movements	117,049,216	116,596,616
Inflation Effect	(868,366,858)	(1,543,114,288)
Write-offs	(18,763,479)
Gross carrying amount, Ending Balance	2,599,406,411	1,605,748,069
Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount, Beginning Balance	9,776,401,714	6,702,530,478
Financial instruments arising from business combinations	1,254,797,981
Financial assets derecognized during the period other than write-offs	(6,009,138,613)	(1,542,342,881)
New financial assets originated or purchased	11,920,066,725	9,423,579,068
FX and other movements	(2,441,890,972)	(257,167,793)
Inflation Effect	(5,286,945,955)	(4,550,197,158)
Write-offs	(968,805)
Gross carrying amount, Ending Balance	9,212,322,075	9,776,401,714
Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount, Beginning Balance	2,239,938,251	2,530,268,304
Financial assets derecognized during the period other than write-offs	(121,271,276)	(38,757,634)
New financial assets originated or purchased	3,023,593,326	1,466,169,812
Inflation Effect	(1,078,575,046)	(1,717,742,231)
Write-offs	(24,227,577)
Gross carrying amount, Ending Balance	4,039,457,678	2,239,938,251
Retail Like Portfolios
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount, Beginning Balance	1,605,748,069
Gross carrying amount, Ending Balance		1,605,748,069
12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount, Beginning Balance	1,834,497,735	2,540,460,448
Financial instruments arising from business combinations	1,058,779,974
Financial assets derecognized during the period other than write-offs	(146,883,693)	(228,216,910)
New financial assets originated or purchased	1,602,243,715	675,737,654
FX and other movements	1,726,766,633	631,590,306
Inflation Effect	(992,068,406)	(1,717,879,114)
Write-offs	0
Gross carrying amount, Ending Balance	5,209,529,571	1,834,497,735
12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount, Beginning Balance	1,312,196,328	2,123,944,757
Financial assets derecognized during the period other than write-offs	(442,949,752)	(440,674,753)
New financial assets originated or purchased	2,229,371,596	1,024,447,559
FX and other movements	91,418,565	90,178,329
Inflation Effect	(709,618,044)	(1,441,898,312)
Write-offs	0
Gross carrying amount, Ending Balance	2,507,004,387	1,312,196,328
12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount, Beginning Balance	9,589,854,319	6,655,550,335
Financial instruments arising from business combinations	1,236,463,908
Financial assets derecognized during the period other than write-offs	(5,940,807,477)	(1,498,418,226)
New financial assets originated or purchased	11,911,287,391	9,298,129,443
FX and other movements	(2,439,869,745)	(325,254,354)
Inflation Effect	(5,186,063,644)	(4,518,303,397)
Write-offs	0
Gross carrying amount, Ending Balance	9,177,592,573	9,589,854,319
12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount, Beginning Balance	2,140,192,935	2,372,223,187
Financial assets derecognized during the period other than write-offs	(87,854,353)	(10,168,768)
New financial assets originated or purchased	2,505,351,186	1,410,173,742
Inflation Effect	(1,033,213,227)	(1,610,448,954)
Write-offs	(22,736,677)
Gross carrying amount, Ending Balance	3,462,519,589	2,140,192,935
12-month ECL | Stage 1 | Retail Like Portfolios
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount, Beginning Balance	1,313,786,490
Gross carrying amount, Ending Balance		1,313,786,490
Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount, Beginning Balance	539,618,011	437,903,116
Financial instruments arising from business combinations	0
Financial assets derecognized during the period other than write-offs	(48,685,282)	(48,212,948)
New financial assets originated or purchased	229,824,069	276,658,794
FX and other movements	96,355,879	127,680,754
Inflation Effect	(291,818,128)	(297,282,574)
Write-offs	0
Gross carrying amount, Ending Balance	382,407,310	539,618,011
Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount, Beginning Balance	255,469,987	116,718,334
Financial assets derecognized during the period other than write-offs	(75,203,527)	(16,143,126)
New financial assets originated or purchased	42,199,695	173,558,624
FX and other movements	3,916,772	20,881,917
Inflation Effect	(138,154,716)	(79,237,451)
Write-offs	0
Gross carrying amount, Ending Balance	59,236,421	255,469,987
Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount, Beginning Balance	183,308,873	43,984,719
Financial instruments arising from business combinations	0
Financial assets derecognized during the period other than write-offs	(66,435,653)	(8,334,453)
New financial assets originated or purchased	1,604,393	122,232,506
FX and other movements	419,559	34,334,977
Inflation Effect	(99,130,962)	(29,860,235)
Write-offs	0
Gross carrying amount, Ending Balance	4,087,879	183,308,873
Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount, Beginning Balance	56,464,465	90,598,055
Financial assets derecognized during the period other than write-offs	(12,358,461)	(9,798,980)
New financial assets originated or purchased	422,507,917	36,293,353
Inflation Effect	(26,003,409)	(61,504,983)
Write-offs	(917,066)
Gross carrying amount, Ending Balance	434,846,528	56,464,465
Lifetime ECL | Stage 2 | Retail Like Portfolios
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount, Beginning Balance	253,879,825
Gross carrying amount, Ending Balance		253,879,825
Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount, Beginning Balance	124,331,422	156,500,360
Financial instruments arising from business combinations	22,298,812
Financial assets derecognized during the period other than write-offs	(43,785,184)	(31,389,672)
New financial assets originated or purchased	176,638,182	76,130,922
FX and other movements	93,838,205	5,010,606
Inflation Effect	(67,236,754)	(106,244,574)
Write-offs	(87,262,377)
Gross carrying amount, Ending Balance	235,515,932	124,331,422
Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount, Beginning Balance	38,081,754	32,374,804
Financial assets derecognized during the period other than write-offs	(14,576,194)	(7,649,793)
New financial assets originated or purchased	24,897,645	25,689,335
FX and other movements	21,713,879	5,536,370
Inflation Effect	(20,594,098)	(21,978,525)
Write-offs	(18,763,479)
Gross carrying amount, Ending Balance	33,165,603	38,081,754
Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount, Beginning Balance	3,238,522	2,995,424
Financial instruments arising from business combinations	18,334,073
Financial assets derecognized during the period other than write-offs	(1,895,483)	(35,590,202)
New financial assets originated or purchased	7,174,941	3,217,119
FX and other movements	(2,440,786)	33,751,584
Inflation Effect	(1,751,349)	(2,033,526)
Write-offs	(968,805)
Gross carrying amount, Ending Balance	30,641,623	3,238,522
Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount, Beginning Balance	43,280,851	67,447,062
Financial assets derecognized during the period other than write-offs	(21,058,462)	(18,789,886)
New financial assets originated or purchased	95,734,223	19,702,717
Inflation Effect	(19,358,410)	(45,788,294)
Write-offs	(573,834)
Gross carrying amount, Ending Balance	142,091,561	43,280,851
Lifetime ECL | Stage 3 | Retail Like Portfolios
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount, Beginning Balance	38,081,754
Gross carrying amount, Ending Balance		38,081,754
Transfer from Stage 1 to Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 2 | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(20,478,179)	(89,143,415)
Transfer from Stage 1 to Stage 2 | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(4,150,604)	(52,405,349)
Transfer from Stage 1 to Stage 2 | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1)	(20,980,390)
Transfer from Stage 1 to Stage 2 | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(13,865,182)	(16,847,017)
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	20,478,179	89,143,415
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	4,150,604	52,405,349
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1	20,980,390
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	13,865,182	16,847,017
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(11,745,829)	(19,035,138)
Transfer from Stage 1 to Stage 3 | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1,018,929)	(3,066,607)
Transfer from Stage 1 to Stage 3 | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(34)	(898,123)
Transfer from Stage 1 to Stage 3 | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(41,587,443)	(18,460,947)
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	11,745,829	19,035,138
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1,018,929	3,066,607
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	34	898,123
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	41,587,443	18,460,947
Transfer from Stage 2 to Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 1 | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	164,807,061	38,064,060
Transfer from Stage 2 to Stage 1 | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	31,657,841	13,104,942
Transfer from Stage 2 to Stage 1 | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	6,727,856	29,031
Transfer from Stage 2 to Stage 1 | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	16,023,847	12,322,374
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(164,807,061)	(38,064,060)
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(31,657,841)	(13,104,942)
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(6,727,856)	(29,031)
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(16,023,847)	(12,322,374)
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(7,784,819)	0
Transfer from Stage 2 to Stage 3 | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(7,645,443)	(11,070,364)
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1,777,988)	(1,310,522)
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(8,950,476)	0
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(2,694,398)	(3,873,224)
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	15,430,262	11,070,364
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1,777,988	1,310,522
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	8,950,476	0
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	2,694,398	3,873,224
Transfer from Stage 3 to Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	274,441	0
Transfer from Stage 3 to Stage 2 | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	9,087,086	2,861,878
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	293,435	111,642
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	6,145	225,601
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(9,361,527)	(2,861,878)
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(293,435)	(111,642)
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(6,145)	(225,601)
Transfer from Stage 3 to Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1,120,938	2,919,844
Transfer from Stage 3 to Stage 1 | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	97,386	155,924
Transfer from Stage 3 to Stage 1 | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	208,503	1,399,318
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1,120,938)	(2,919,844)
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(97,386)	(155,924)
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	$ (208,503)	$ (1,399,318)